Revenue	12 Months Ended
Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Revenue	Revenue
Contract Balances:
Deferred revenue primarily relates to revenue that is recognized over time for one-year software license contracts. Refer to Note 7 for deferred revenue balances at December 31, 2020 and 2021. Approximately $470 million of the December 31, 2020 balance was recognized as revenue during the year ended December 31, 2021, while approximately $410 million of the December 31, 2019 balance was recognized as revenue during the year ended December 31, 2020.
Operating Lease Revenue:
Net sales includes rental revenue from durable medical devices as part of operating lease arrangements (reported within the Medical Solutions Division), which was $582 million and $586 million for the year ended December 31, 2021 and December 31, 2020, respectively. Applicable rental revenue for the year ended December 31, 2019 was not material.
Disaggregated revenue information:
The Company views the following disaggregated disclosures as useful to understanding the composition of revenue recognized during the respective reporting periods:

	Year ended December 31,
Net Sales (Millions)	2021	2020	2019
Abrasives	$1,296	$1,077	$1,280
Automotive Aftermarket	1,164	1,028	1,152
Closure and Masking Systems	1,033	993	1,111
Electrical Markets	1,229	1,093	1,180
Industrial Adhesives and Tapes	2,353	2,000	2,114
Personal Safety	4,470	4,408	3,472
Roofing Granules	428	389	366
Other Safety and Industrial	8	(16)	29
Total Safety and Industrial Business Segment	11,981	10,972	10,704

Advanced Materials	1,200	1,029	1,236
Automotive and Aerospace	1,756	1,522	1,806
Commercial Solutions	1,717	1,486	1,733
Electronics	3,673	3,497	3,446
Transportation Safety	907	880	932
Other Transportation and Electronics	9	(8)	(6)
Total Transportation and Electronics Business Segment	9,262	8,406	9,147

Drug Delivery	—	146	371
Food Safety	368	337	337
Health Information Systems	1,220	1,140	1,177
Medical Solutions	4,632	4,288	3,361
Oral Care	1,420	1,071	1,320
Separation and Purification Sciences	956	848	784
Other Health Care	1	2	(5)
Total Health Care Business Group	8,597	7,832	7,345

Consumer Health and Safety	588	540	583
Home Care	1,074	1,043	968
Home Improvement	2,548	2,260	2,001
Stationery and Office	1,306	1,132	1,286
Other Consumer	(3)	1	(7)
Total Consumer Business Group	5,513	4,976	4,831

Corporate and Unallocated	2	(2)	109
Total Company	$35,355	$32,184	$32,136

	Year ended December 31,
Net Sales (Millions)	2021	2020	2019
Americas	$18,097	$16,525	$16,124
Asia Pacific	10,600	9,569	9,796
Europe, Middle East and Africa	6,660	6,109	6,226
Other Unallocated	(2)	(19)	(10)
Worldwide	$35,355	$32,184	$32,136
Americas included United States net sales to customers of $15.0 billion, $13.9 billion and $13.2 billion in 2021, 2020 and 2019, respectively. Asia Pacific included China/Hong Kong net sales to customers of $4.0 billion, $3.5 billion and $3.3 billion in 2021, 2020 and 2019, respectively.